S000058077 [Member] Investment Objectives and Goals - Royce Quant Small-Cap Quality Value ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ROYCE QUANT SMALL-CAP QUALITY VALUE ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Royce Quant Small-Cap Quality Value ETF (the “fund”) seeks to achieve long-term growth of capital.